Other comprehensive income/(loss) (Tables)	9 Months Ended
Mar. 31, 2022
Other comprehensive income (loss)
Summary of amounts recognized in consolidated other comprehensive income (loss)

Amounts recognized in consolidated other comprehensive income / (loss)

	For the three months ended March 31, 2021
		Tax
	Before-tax	(expense) /	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	7,684	—	7,684
Other comprehensive income	7,684	—	7,684

	For the three months ended March 31, 2022
		Tax
	Before-tax	(expense) /	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	(11,139)	—	(11,139)
Other comprehensive loss	(11,139)	—	(11,139)

	For the nine months ended March 31, 2021
		Tax
	Before-tax	(expense) /	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	(40,089)	—	(40,089)
Other comprehensive loss	(40,089)	—	(40,089)

	For the nine months ended March 31, 2022
		Tax
	Before-tax	(expense) /	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	(1,962)	—	(1,962)
Other comprehensive loss	(1,962)	—	(1,962)